CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net loss	$ (24,832)	$ (21,825)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,730	3,864
(Gain) loss on (forgiveness)/early extinguishment of debt	(3,029)	2,340
Gain on revaluation of revenue interest obligation and other		227
Amortization of deferred financing costs	121	121
Interest expense recorded as additional revenue interest obligation	2,654	2,682
Interest expense recorded as Convertible Preferred Stock		39
Stock-based compensation	3,535	779
Operating expense satisfied through Convertible Preferred Stock issuance		814
Changes in operating assets and liabilities:
Accounts receivable	1,170	64
Inventory	563	(2,927)
Prepaid expenses and other	1,442	(1,455)
Accounts payable and accrued expenses	(420)	1,907
Obligations to tissue suppliers	172	(191)
Deferred revenue and other liabilities	(552)	(65)
Net cash used in operating activities	(15,446)	(13,626)
INVESTING ACTIVITIES:
Expenditures for property, plant and equipment	(369)	(640)
Net cash used in investing activities	(369)	(640)
FINANCING ACTIVITIES:
Proceeds from Initial Public Offering, net of offering costs		43,024
Proceeds from Private Placement, net of issuance costs	13,753
Proceeds from exercise of preferred stock warrants		405
Proceeds from issuance of Convertible Promissory Note		2,000
Net borrowings (repayments) under revolving line of credit	(1,751)	2,286
Proceeds from Convertible Preferred Stock issuance, net		3,441
Proceeds from stock option exercises	26	2
Proceeds from long-term debt		2,995
Repayments of long-term debt	(2,778)	(300)
Payments on revenue interest obligation	(2,747)	(2,645)
Proceeds from sales of common stock through Employee Stock Purchase Plan	208
Net cash provided by financing activities	6,711	51,208
Net decrease in cash and restricted cash	(9,104)	36,942
Cash and restricted cash, beginning of period	39,532	2,590
Cash and restricted cash, end of period	30,428	39,532
Supplemental Cash Flow and Non-Cash Financing Activities Disclosures:
Cash paid for interest	4,984	5,113
Conversion of Convertible Promissory Note to Convertible Preferred Stock		$ 2,000
Forgiveness of SBA PPP loan	$ 3,029